Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS VARIABLE SERIES II
Prospectus Date	rr_ProspectusDate	May 19, 2014
Document Creation Date	dei_DocumentCreationDate	May 19, 2014